UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2009

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.):

[X] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	Siphron Capital Management
Address:	280 South Beverly Drive, suite 412
	Beverly Hills, CA 90212

13F File Number:  28-3316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Melissa S. Sohn
Title:	Operations Manager
Phone:	310-858-7281
Signature, 		Place, 			and Date of Signing:

Melissa S. Sohn   Beverly Hills, California	February 16 , 2010

Report Type (Check only one) :

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: Not Applicable.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  47

Form 13F Information Table Value Total:  $169,376

List of Other Included Managers: Not Applicable.

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Form 13F INFORMATION TABLE
				     	     VALUE     QUANTITY  SH/	PUT/	INV	OTH	VTG
NAME OF ISSUER		CLASS	CUSIP	   (x$1,000)   OF SHARES PRN	CALL	DSCRN	MGR	AUT
Accenture Corp.		COM	G1150G111	104	2,500	SH	NA	SOLE	NA	SOLE
Adobe Systems		COM	00724F101     3,565    96,930	SH	NA	SOLE	NA	SOLE
Altera Corp.		COM	021441100	 79     3,500	SH	NA	SOLE	NA	SOLE
Amgen Inc.		COM	031162100     3,395    60,010	SH	NA	SOLE	NA	SOLE
Anadarko		COM	032511107     6,122    98,080	SH	NA	SOLE	NA	SOLE
Ansys Inc.		COM	03662Q105	104     2,400	SH	NA	SOLE	NA	SOLE
Apple Inc.		COM	037833100     5,837    27,700	SH	NA	SOLE	NA	SOLE
Autodesk, Inc.		COM	052769106     5,914   232,750	SH	NA	SOLE	NA	SOLE
BMC Software		COM	055921100        84	2,100	SH	NA	SOLE	NA	SOLE
Becton, Dickinson	COM	075887109     6,780    85,970	SH	NA	SOLE	NA	SOLE
Bristol-Myers Squibb	COM	110122108     5,526   218,850	SH	NA	SOLE	NA	SOLE
Campbell Soup		COM	134429109     6,201   183,450	SH	NA	SOLE	NA	SOLE
Cisco Systems		COM	17275R102     6,471   270,300	SH	NA	SOLE	NA	SOLE
Costco Cos. Inc Com	COM	22160K105     5,324    89,980	SH	NA	SOLE	NA	SOLE
EBAY, Inc.		COM	278642103	 89	3,800	SH	NA	SOLE	NA	SOLE
EMC Corp.		COM	268648102     4,165   238,400	SH	NA	SOLE	NA	SOLE
Fiserv Inc.		COM	337738108	 68	1,400	SH	NA	SOLE	NA	SOLE
Freeport-McMoran	COM	35671D857     6,503    80,990	SH	NA	SOLE	NA	SOLE
General Electric Co.	COM	369604103     4,227   279,400	SH	NA	SOLE	NA	SOLE
Gilead Sciences Inc.	COM	375558103	 43	1,000	SH	NA	SOLE	NA	SOLE
Google, Inc.		COM	38259P508     4,486	7,235	SH	NA	SOLE	NA	SOLE
Hewlett-Packard Co.	COM	428236103	103	2,000	SH	NA	SOLE	NA	SOLE
I Shares S&P 500 Index	COM	464287200     4,948    44,250	SH	NA	SOLE	NA	SOLE
ITT Corporation		COM	450911102     5,334   107,230	SH	NA	SOLE	NA	SOLE
Int'l Business Machines	COM	459200101     5,163    39,440	SH	NA	SOLE	NA	SOLE
Intel Corp.		COM	458140100     5,373   263,400	SH	NA	SOLE	NA	SOLE
Intuit, Inc.		COM	461202103     3,578   116,430	SH	NA	SOLE	NA	SOLE
Johnson & Johnson	COM	478160104     4,948    76,820	SH	NA	SOLE	NA	SOLE
Kraft Foods Inc.	COM	50075N104     5,588   205,600	SH	NA	SOLE	NA	SOLE
Lauder Estee Cos Inc.	COM	518439104     6,285   129,970	SH	NA	SOLE	NA	SOLE
Linear Technology	COM	535678106        86	2,800	SH	NA	SOLE	NA	SOLE
McAfee Inc		COM	579064106	 61	1,500	SH	NA	SOLE	NA	SOLE
McDonald's Corp.	COM	580135101     6,557   105,020	SH	NA	SOLE	NA	SOLE
Medtronic Inc.		COM	585055106     5,405   122,890	SH	NA	SOLE	NA	SOLE
Microchip Tech.		COM	595017104     4,879   167,950	SH	NA	SOLE	NA	SOLE
Microsoft Corp.		COM	594918104     4,973   163,150	SH	NA	SOLE	NA	SOLE
NIKE, Inc. 'B'		COM	654106103     5,345    80,900	SH	NA	SOLE	NA	SOLE
Netapp Inc.		COM	64120L104       113	3,300	SH	NA	SOLE	NA	SOLE
Netflix			COM	64110L106	 66	1,200	SH	NA	SOLE	NA	SOLE
Oracle			COM	68389X105	108	4,400	SH	NA	SOLE	NA	SOLE
PepsiCo, Inc.		COM	713448108     5,426    89,250	SH	NA	SOLE	NA	SOLE
Qualcomm Inc. COM	COM	747525103	 65	1,400	SH	NA	SOLE	NA	SOLE
Texas Instruments	COM	882508104	 78	3,000	SH	NA	SOLE	NA	SOLE
Travelers Cos. Inc. 	COM	89417E109     3,093    62,030	SH	NA	SOLE	NA	SOLE
United Parcel Service	COM	911312106     4,590    80,010	SH	NA	SOLE	NA	SOLE
Visa Inc.		COM	92826C839     5,882    67,250	SH	NA	SOLE	NA	SOLE
Wal-Mart Stores		COM	931142103     6,242   116,790	SH	NA	SOLE	NA	SOLE

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